CONCOURSE CAPITAL FOCUSED EQUITY ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.0%
Consumer Discretionary - 26.0% (a)
Apparel, Accessories & Luxury Goods - 3.2%
VF Corp.	88,232	$1,185,838

Automotive Parts & Equipment - 11.6%
Cooper-Standard Holdings, Inc. (b)	118,246	3,166,628
XPEL, Inc. (b)	22,408	1,103,818
		4,270,446
Automotive Retail - 5.5%
Advance Auto Parts, Inc.	48,402	2,041,596

Broadline Retail - 2.9%
Etsy, Inc. (b)	13,140	1,068,676

Home Furnishings - 2.8%
Somnigroup International, Inc.	15,609	1,010,683
Total Consumer Discretionary		9,577,239

Consumer Staples - 3.7%
Packaged Foods & Meats - 3.7%
Premium Brands Holdings Corp.	23,702	1,356,672

Energy - 3.6%
Oil & Gas Exploration & Production - 3.6%
CNX Resources Corp. (b)	36,364	1,322,922

Financials - 2.0%
Asset Management & Custody Banks - 2.0%
Carlyle Group, Inc.	15,319	741,287

Health Care - 1.9%
Health Care Facilities - 1.9%
Brookdale Senior Living, Inc. (b)	61,164	721,124

Industrials - 45.1% (a)
Aerospace & Defense - 3.1%
FTAI Aviation Ltd.	6,008	1,142,121

Air Freight & Logistics - 4.3%
GXO Logistics, Inc. (b)	33,114	1,580,531
Building Products - 2.4%
Builders FirstSource, Inc. (b)	13,479	895,006

CONCOURSE CAPITAL FOCUSED EQUITY ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Cargo Ground Transportation - 12.8%
Fedex Freight Holding Co., Inc. (b)	6,954	$930,028
Knight-Swift Transportation Holdings, Inc.	26,909	1,843,535
Proficient Auto Logistics, Inc. (b)	145,329	732,458
Saia, Inc. (b)	3,437	1,220,582
		4,726,603
Data Processing & Outsourced Services - 3.6%
SS&C Technologies Holdings, Inc.	15,756	1,307,275

Environmental & Facilities Services - 2.9%
Clean Harbors, Inc. (b)	3,364	1,060,501

Industrial Machinery & Supplies & Components - 5.9%
Columbus McKinnon Corp.	122,080	2,155,933

Security & Alarm Services - 2.3%
Brink's Co.	7,914	862,072

Trading Companies & Distributors - 7.8%
QXO, Inc. (b)	67,517	896,626
Sunbelt Rentals Holdings, Inc.	9,454	683,335
WESCO International, Inc.	3,838	1,306,455
		2,886,416
Total Industrials		16,616,458

Information Technology - 4.8%
Application Software - 4.8%
Topicus.com, Inc. (b)	23,310	1,779,933

Utilities - 4.9%
Independent Power Producers & Energy Traders - 4.9%
Talen Energy Corp. (b)	6,062	1,792,897
TOTAL COMMON STOCKS (Cost $31,933,017)		33,908,532

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 8.1%
First American Government Obligations Fund - Class X, 3.59% (c)	2,983,582	2,983,582
TOTAL MONEY MARKET FUNDS (Cost $2,983,582)		2,983,582

TOTAL INVESTMENTS - 100.1% (Cost $34,916,599)		$36,892,114
Liabilities in Excess of Other Assets - (0.1)%		(23,635)
TOTAL NET ASSETS - 100.0%		$36,868,479
Percentages are stated as a percent of net assets.

CONCOURSE CAPITAL FOCUSED EQUITY ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

CONCOURSE CAPITAL FOCUSED EQUITY ETF

Summary of Fair Value Disclosures as of August 31, 2026 (Unaudited)

Concourse Capital Focused Equity ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$33,908,532	$—	$—	$33,908,532
Money Market Funds	2,983,582	—	—	2,983,582
Total Investments	$36,892,114	$—	$—	$36,892,114

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended August 31, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

4